Investment Objectives and Goals	Sep. 17, 2026
xETFs AI Bottlenecks ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - xETFs AI Bottlenecks ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the xETFs AI Bottlenecks ETF (the “Fund”) is to provide capital appreciation.
xETFs International Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - xETFs International Semiconductor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The primary investment objective of the xETFs International Semiconductor ETF is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the VettaFi International Semiconductor IndexSM (the “Index”).